Note 18 - Operating Segmentation (Tables)	6 Months Ended
Apr. 30, 2024
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
(thousands of Canadian dollars)
for the three months ended	April 30, 2024				April 30, 2023
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$26,242	$-	$-	$26,242	$24,609	$-	$-	$24,609
Non-interest income	262	2,336	(339)	2,259	122	2,146	(192)	2,076
Total revenue	26,504	2,336	(339)	28,501	24,731	2,146	(192)	26,685

Provision for (recovery of) credit losses	16	-	-	16	237	-	-	237
	26,488	2,336	(339)	28,485	24,494	2,146	(192)	26,448

Non-interest expenses:
Salaries and benefits	5,724	1,685	-	7,409	6,930	1,499	-	8,429
General and administrative	3,445	451	(339)	3,557	3,131	377	(192)	3,316
Premises and equipment	845	374	-	1,219	612	369	-	981
	10,014	2,510	(339)	12,185	10,673	2,245	(192)	12,726

Income (loss) before income taxes	16,474	(174)	-	16,300	13,821	(99)	-	13,722

Income tax provision	4,484	(12)	-	4,472	3,991	(532)	-	3,459

Net income (loss)	$11,990	$(162)	$-	$11,828	$9,830	$433	$-	$10,263

Total assets	$4,378,863	$26,980	$(17,523)	$4,388,320	$3,719,592	$25,559	$(15,758)	$3,729,393

Total liabilities	$3,982,924	$29,069	$(23,776)	$3,988,217	$3,366,614	$29,057	$(22,797)	$3,372,874

(thousands of Canadian dollars)
for the six months ended	April 30, 2024				April 30, 2023
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$52,810	$-	$-	$52,810	$48,883	$-	$-	$48,883
Non-interest income	382	4,836	(676)	4,542	124	3,979	(383)	3,720
Total revenue	53,192	4,836	(676)	57,352	49,007	3,979	(383)	52,603

Provision for (recovery of) credit losses	(111)	-	-	(111)	622	-	-	622
	53,303	4,836	(676)	57,463	48,385	3,979	(383)	51,981

Non-interest expenses:
Salaries and benefits	11,095	2,852	-	13,947	13,614	3,072	-	16,686
General and administrative	7,721	845	(676)	7,890	5,993	832	(383)	6,442
Premises and equipment	1,613	759	-	2,372	1,235	698	-	1,933
	20,429	4,456	(676)	24,209	20,842	4,602	(383)	25,061

Income (loss) before income taxes	32,874	380	-	33,254	27,543	(623)	-	26,920

Income tax provision	8,620	107	-	8,727	7,780	(540)	-	7,240

Net income (loss)	$24,254	$273	$-	$24,527	$19,763	$(83)	$-	$19,680

Total assets	$4,378,863	$26,980	$(17,523)	$4,388,320	$3,719,592	$25,559	$(15,758)	$3,729,393

Total liabilities	$3,982,924	$29,069	$(23,776)	$3,988,217	$3,366,614	$29,057	$(22,797)	$3,372,874